DERIVATIVE WARRANT LIABILITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Derivative Warrant Liability Details
Derivative warrant liability, beginning of period	$ 1,681,973	$ 738,955	$ 738,955	$ 1,450,943
Fair value of warrants issued		157,984	1,198,564	768,435	$ 1,459,531
Total realized/unrealized losses included in net loss	(622,186)	(23,940)	838,219	(332,095)	(8,588)
Reclassification of liability to additional paid-in capital	(149,209)		(1,093,765)	(1,148,328)
Derivative warrant liability, end of period	$ 910,578	$ 872,999	$ 1,681,973	$ 738,955	$ 1,450,943